Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Land and improvements	$ 1,166,409	$ 1,106,016
Buildings and tenant improvements	5,396,339	5,284,103
Construction in progress	61,205	103,298
Investments in and advances to unconsolidated companies	367,445	501,121
Undeveloped land	625,353	660,723
Real Estate Investment Property, at Cost, Total	7,616,751	7,655,261
Accumulated depreciation	(1,290,417)	(1,311,733)
Net real estate investments	6,326,334	6,343,528
Real estate investments and related assets held- for- sale	394,287
Cash and cash equivalents	18,384	147,322
Accounts receivable, net of allowance of $2,945 and $3,198	22,588	20,604
Straight-line rent receivable, net of allowance of $7,260 and $6,929	125,185	131,934
Receivables on construction contracts, including retentions	7,408	18,755
Deferred financing costs, net of accumulated amortization of $46,407 and $37,577	46,320	54,489
Deferred leasing and other costs, net of accumulated amortization of $269,000 and $240,151	517,934	371,286
Escrow deposits and other assets	185,836	216,361
Assets, Total	7,644,276	7,304,279
LIABILITIES AND EQUITY
Secured debt	1,065,628	785,797
Unsecured notes	2,948,405	3,052,465
Unsecured lines of credit	193,046	15,770
Long-term Debt, Total	4,207,079	3,854,032
Liabilities related to real estate investments held-for-sale	14,732
Construction payables and amounts due subcontractors, including retentions	44,782	43,147
Accrued real estate taxes	83,615	84,347
Accrued interest	62,407	62,971
Other accrued expenses	61,448	48,758
Other liabilities	129,860	198,906
Tenant security deposits and prepaid rents	50,450	44,258
Total liabilities	4,654,373	4,336,419
Shareholders' equity:
Preferred shares ($.01 par value); 5,000 shares authorized; 3,618 and 4,067 shares issued and outstanding	904,540	1,016,625
Common shares ($.01 par value); 400,000 shares authorized; 252,195 and 224,029 shares issued and outstanding	2,522	2,240
Additional paid-in capital	3,573,720	3,267,196
Accumulated other comprehensive loss	(1,432)	(5,630)
Distributions in excess of net income	(1,533,740)	(1,355,086)
Total shareholders' equity	2,945,610	2,925,345
Noncontrolling interests	44,293	42,515
Total equity	2,989,903	2,967,860
Liabilities and Stockholders' Equity, Total	$ 7,644,276	$ 7,304,279